COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	R$ 10,634,773
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	6,232,199
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	4,112,815
Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	62,187
Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,616
Labor And Consultancy Services 1 [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	223,956
Later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,011,218
Later than one year [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,351,564
Later than one year [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,546,308
Later than one year [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	73,983
Later than one year [member] | Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,499
Later than one year [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,489
Later than one year [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	33,375
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,880,107
Later than one year and not later than two years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,568,658
Later than one year and not later than two years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,191,442
Later than one year and not later than two years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	84,140
Later than one year and not later than two years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,567
Later than one year and not later than two years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	33,300
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,329,893
Later than two years and not later than three years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,621,040
Later than two years and not later than three years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,618,085
Later than two years and not later than three years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	54,163
Later than two years and not later than three years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,893
Later than two years and not later than three years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	33,712
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,111,988
Later than three years and not later than four years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,645,983
Later than three years and not later than four years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,423,546
Later than three years and not later than four years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	8,024
Later than three years and not later than four years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	723
Later than three years and not later than four years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	33,712
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,015,586
Later than four years and not later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,658,897
Later than four years and not later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	330,600
Later than four years and not later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	26,089
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,177,306
Later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,306,279
Later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	740,584
Later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	R$ 130,443